WOMEN'S EQUITY MUTUAL FUND

                                 ANNUAL REPORT

                       (WOMEN'S EQUITY MUTUAL FUND LOGO)

                                   Year Ended
                                 March 31, 2003

April 21, 2003

Dear Shareholders:

  The stock market responded positively to resolution of the uncertainty over the Iraq war, but there are continuing concerns about corporate earnings. Investors have shifted their focus from war news to economic data. First quarter corporate profits, consumer spending, capital-goods orders, and unemployment figures all reflect the weakness of an economy still under the fog of war.

  There are, however, some encouraging signs. Consumer confidence has improved, and if demand picks up this spring, activity in the industrial sector should follow. The weaker US dollar over the past year will give US exports a competitive advantage, even though the forecast of foreign demand is weak in the near term. The existing monetary and fiscal policies already in place should have a positive effect on domestic demand necessary for an economic recovery.

  As of March 31, 2003 the Women's Equity Mutual Fund's average total returns were as follows:

                       One           Three           Five      From inception
                       Year          Years          Years         10/1/93
                       ----          -----          -----      --------------
  Women's Equity     -20.75%         -7.84%         -0.31%         7.37%
  S&P 500 Index      -24.76%        -16.09%         -3.77%         8.65%

  The Fund has continued to benefit from an investment discipline that seeks to maintain exposure to a broad range of growth companies, while holding to a high standard of financial quality over the last several years. Our return for the year ending March 31, 2003 compares favorably to the return of the S&P 500 Index.

  While the broader economic climate has the greatest impact on short-term investment results, we believe that companies with responsible practices will have better financial results over time. As part of our "socially responsive" mandate, the Women's Equity Fund is committed to using our ownership in companies to influence corporate policies. The Fund participated in a number of shareholder actions during the past year, focusing on diversity and workplace equality, labor and human rights practices, environmental responsibility and corporate governance.

  Increased disclosure and transparency are key elements of responsible corporate governance. The Women's Equity Fund joined with other socially responsive mutual funds and investors in supporting the SEC requirement for funds to disclose their proxy voting record, adopted in January of this year. The Women's Equity Fund has made this information available to shareholders for the last two years. You can view our proxy voting policies and record on our website: www.womens-equity.com.

  As always, we appreciate your investment in the Women's Equity Mutual Fund and welcome your comments and suggestions.

  Sincerely yours,

  /s/Linda C.Y. Pei

  Linda C.Y. Pei
  President

Opinions expressed above are those of Linda C. Y. Pei and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The S&P 500 Index is a broad based unmanaged invest of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Quasar Distributors, LLC, Distributor.  05/03

                           WOMEN'S EQUITY MUTUAL FUND
                       VALUE OF $10,000 VS S&P 500 INDEX

      Date            Women's Equity Mutual Fund          S&P 500 Index
      ----            --------------------------          -------------
    10/1/93                    $10,000                       $10,000
    3/31/94                    $10,460                        $9,843
    3/31/95                    $10,561                       $11,378
    3/31/96                    $12,269                       $15,028
    3/31/97                    $13,241                       $18,009
    3/31/98                    $19,964                       $26,658
    3/31/99                    $22,911                       $31,574
    3/31/00                    $25,110                       $37,244
    3/31/01                    $22,632                       $29,169
    3/31/02                    $24,801                       $29,241
    3/31/03                    $21,999                       $19,656

                          Average Annual Total Return
                          Period Ended March 31, 2003
                 1 Year                                  (20.75)%
                 5 Year                                   (0.31)%
                 Since Inception (10/1/93)                  7.37%

This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The S&P 500 Index is unmanaged and returns include reinvested dividends.

SCHEDULE OF INVESTMENTS at March 31, 2003

SHARES OR
PRINCIPAL
AMOUNT                                                                VALUE
------                                                                -----
COMMON STOCKS: 96.7%

CHEMICALS: 0.9%
    3,000    Minerals
               Technologies, Inc.                                  $   114,330
                                                                   -----------

COMMERCIAL SERVICES: 2.8%
    6,000    DeVry, Inc.*<F1>                                          112,020
    5,000    Ecolab, Inc.                                              246,650
                                                                   -----------
                                                                       358,670
                                                                   -----------

COMPUTERS: 3.1%
    8,500    Dell Computer Corp.*<F1>                                  232,135
    5,000    Diebold, Inc.                                             169,700
                                                                   -----------
                                                                       401,835
                                                                   -----------

COMPUTER - SERVICES: 2.4%
    6,400    Adobe Systems Inc.                                        197,312
    2,700    Affiliated Computer
               Services, Inc.*<F1>                                     119,502
                                                                   -----------
                                                                       316,814
                                                                   -----------

COSMETICS & TOILETRIES: 7.5%
    6,000    Alberto-Culver Co.                                        287,700
    6,000    Avon Products, Inc.                                       342,300
    5,000    Gillette Co.                                              154,700
    4,000    Kimberly-Clark Corp.                                      181,840
                                                                   -----------
                                                                       966,540
                                                                   -----------

DURABLE GOODS: 1.2%
    4,000    Harley-Davidson, Inc.                                     158,840
                                                                   -----------

FINANCIAL SERVICES: 15.8%
    6,000    American International
               Group, Inc.                                             296,700
    5,500    Bank of America Corp.                                     367,620
    3,000    Charles Schwab Corp.                                       21,660
    4,000    Chubb Corp.                                               177,280
    1,200    Commerce
               Bancshares, Inc.                                         43,860
    3,800    Federal National
               Mortgage Association                                    248,330
    6,100    FleetBoston
               Financial Corp.                                         145,668
    4,200    John Hancock Financial
               Services, Inc.                                          116,676
    8,500    MBNA Corp.                                                127,925
    7,000    Northern Trust Corp.                                      213,150
    6,000    Wells Fargo & Co.                                         269,940
                                                                   -----------
                                                                     2,028,809
                                                                   -----------

FOOD - WHOLESALE: 2.0%
   10,000    Sysco Corp.                                               254,400
                                                                   -----------

HEALTHCARE: 14.7%
    6,000    Becton, Dickinson
               and Co.                                                 206,640
    7,900    Biomet, Inc.                                              242,135
    3,000    Cardinal Health, Inc.                                     170,910
    3,000    C.R. Bard, Inc.                                           189,180
    8,000    Johnson & Johnson                                         462,960
    6,500    Medtronic, Inc.                                           293,280
    3,500    Respironics, Inc.*<F1>                                    120,298
    3,000    Stryker Corp.                                             205,950
                                                                   -----------
                                                                     1,891,353
                                                                   -----------

HOME FURNISHINGS: 1.2%
    8,500    Leggett & Platt, Inc.                                     155,380
                                                                   -----------

HOUSEHOLD PRODUCTS: 1.4%
    3,000    Avery Dennison Corp.                                      176,010
                                                                   -----------

INDUSTRIALS: 1.7%
    3,800    Praxair, Inc.                                             214,130
                                                                   -----------

INVESTMENT MANAGEMENT: 1.5%
    7,000    T Rowe Price
               Group, Inc.                                             189,833
                                                                   -----------

MANUFACTURING: 4.2%
    5,000    Carlisle Cos., Inc.                                       202,450
    7,500    Dover Corp.                                               181,650
    4,000    Lancaster Colony Corp.                                    153,396
                                                                   -----------
                                                                       537,496
                                                                   -----------

OIL & GAS PRODUCERS: 3.6%
   12,000    BP PLC                                                    463,080
                                                                   -----------

PHARMACEUTICALS: 5.8%
    6,000    Merck & Co., Inc.                                         328,680
   10,000    Pfizer, Inc.                                              311,600
    2,500    Teva Pharmaceutical
               Industries Ltd.                                         104,125
                                                                   -----------
                                                                       744,405
                                                                   -----------

PRODUCER PRODUCTS: 4.6%
    6,000    Illinois Tool Works, Inc.                                 348,900
    7,000    Teleflex, Inc.                                            249,900
                                                                   -----------
                                                                       598,800
                                                                   -----------

PUBLISHING - NEWSPAPERS: 1.7%
    4,000    McClatchy Co.                                             214,360
                                                                   -----------

RETAIL: 8.0%
    7,000    BJ's Wholesale
               Club, Inc.*<F1>                                          79,100
    7,000    Costco Wholesale
               Corp.*<F1>                                              210,210
    7,000    CVS Corp.                                                 166,950
    8,000    Home Depot, Inc.                                          194,880
    4,000    Ross Stores, Inc.                                         144,600
   13,000    TJX Cos., Inc.                                            228,800
                                                                   -----------
                                                                     1,024,540
                                                                   -----------

TECHNOLOGY: 7.6%
   10,000    Applied Materials, Inc.*<F1>                              125,800
    6,000    Automatic Data
               Processing, Inc.                                        184,740
   14,000    Intel Corp.                                               227,920
    2,500    International Business
               Machines Corp.                                          196,075
    5,400    Microsoft Corp.                                           130,734
   11,000    Oracle Corp.*<F1>                                         119,339
                                                                   -----------
                                                                       984,608
                                                                   -----------

TELECOMMUNICATIONS: 2.7%
      500    ALLTEL Corp.                                               22,380
    5,200    BellSouth Corp.                                           112,684
   10,000    Comverse
               Technology, Inc.*<F1>                                   113,100
    4,900    SBC
               Communications, Inc.                                     98,294
                                                                   -----------
                                                                       346,458
                                                                   -----------

TRANSPORTATION: 1.2%
   10,500    Southwest Airlines Co.                                    150,780
                                                                   -----------

WIRELESS EQUIPMENT: 1.1%
   10,000    Nokia Corp., ADR                                          140,100
                                                                   -----------

TOTAL COMMON STOCKS
  (cost $12,112,102)                                                12,431,571
                                                                   -----------

SHORT-TERM INVESTMENT: 6.3%

MONEY MARKET INVESTMENT: 6.3%
 $806,136    Federated Cash Trust
               Treasury Money Market
               (cost $806,136)                                         806,136
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $12,918,238+<F2>):  103.0%                                  13,237,707

Liabilities in excess of
  Other Assets:  (3.0)%                                               (381,180)
                                                                   -----------
NET ASSETS: 100.0%                                                 $12,856,527
                                                                   -----------
                                                                   -----------

  *<F1>   Non-income producing security.
  +<F2> At March 31, 2003, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:
          Gross unrealized appreciation                            $ 1,056,087
          Gross unrealized depreciation                               (736,618)
                                                                   -----------
          Net unrealized appreciation                              $   319,469
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2003

ASSETS
   Investments in securities, at value (cost $12,918,238)          $13,237,707
   Receivables:
       Securities sold                                                 129,047
       Fund shares sold                                                 24,046
       Dividends and interest                                           15,139
   Prepaid expenses                                                      5,653
                                                                   -----------
           Total assets                                             13,411,592
                                                                   -----------

LIABILITIES
   Payables:
       Securities purchased                                            513,596
       Fund shares redeemed                                              1,240
       Advisory fees                                                       750
       Administration fees                                               2,377
       Custody fees                                                        620
       Distribution fees                                                 9,225
       Fund accounting fees                                              3,711
       Transfer agent fees                                               4,398
   Accrued expenses and other liabilities                               19,148
                                                                   -----------
           Total liabilities                                           555,065
                                                                   -----------

NET ASSETS                                                         $12,856,527
                                                                   -----------
                                                                   -----------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($12,856,527/876,404 shares outstanding; unlimited
     number of shares authorized without par value)                     $14.67
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $12,854,393
   Accumulated net investment income                                     7,264
   Accumulated net realized loss on investments                       (324,599)
   Net unrealized appreciation on investments                          319,469
                                                                   -----------
   Net assets                                                      $12,856,527
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended March 31, 2003

INVESTMENT INCOME
   Income
       Dividends (net of $2,657 foreign withholding tax)           $   180,303
       Interest                                                          5,248
                                                                   -----------
           Total income                                                185,551
                                                                   -----------

   Expenses
       Advisory fees                                                   125,638
       Transfer agent fees                                              36,864
       Distribution fees                                                31,410
       Administration fees                                              30,000
       Fund accounting fees                                             23,330
       Registration fees                                                16,188
       Audit fees                                                       14,452
       Reports to shareholders                                           9,638
       Custody fees                                                      9,174
       Trustee fees                                                      6,387
       Legal fees                                                        3,693
       Insurance expense                                                   760
       Miscellaneous                                                     4,553
                                                                   -----------
           Total expenses                                              312,087
           Less: fees waived                                          (123,617)
                                                                   -----------
           Net expenses                                                188,470
                                                                   -----------
               NET INVESTMENT LOSS                                      (2,919)
                                                                   -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                   (119,375)
   Change in net unrealized depreciation on investments             (2,796,106)
                                                                   -----------
       Net realized and unrealized loss on investments              (2,915,481)
                                                                   -----------
           NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS    $(2,918,400)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                            YEAR ENDED          YEAR ENDED
                                                          MARCH 31, 2003      MARCH 31, 2002
                                                          --------------      --------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS
   Net investment loss                                    $    (2,919)         $   (23,377)
   Net realized loss on investments                          (119,375)            (222,828)
   Change in net unrealized
     appreciation/depreciation on investments              (2,796,106)           1,294,680
                                                          -----------          -----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                         (2,918,400)           1,048,475
                                                          -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain                                          --             (339,943)
                                                          -----------          -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F3>               3,076,376            1,417,225
                                                          -----------          -----------
       TOTAL INCREASE IN NET ASSETS                           157,976            2,125,757

NET ASSETS
   Beginning of year                                       12,698,551           10,572,794
                                                          -----------          -----------
   End of year (including accumulated
     net investment income of $7,264
     and $597, respectively)                              $12,856,527          $12,698,551
                                                          -----------          -----------
                                                          -----------          -----------

(a)<F3>  A summary of capital share transactions is as follows:

                                           YEAR ENDED                    YEAR ENDED
                                         MARCH 31, 2003                MARCH 31, 2002
                                      Shares        Value           Shares        Value
                                      ------        -----           ------        -----
Shares sold                           276,898     $4,411,814         76,026     $1,376,908
Shares issued in reinvestment
  of distributions                         --             --         18,639        327,675
Shares redeemed                       (86,780)    (1,335,438)       (15,819)      (287,358)
                                      -------     ----------        -------     ----------
Net increase                          190,118     $3,076,376         78,846     $1,417,225
                                      -------     ----------        -------     ----------
                                      -------     ----------        -------     ----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                                           YEAR ENDED MARCH 31,
                                                     2003           2002           2001           2000           1999
                                                     ----           ----           ----           ----           ----
Net asset value,
  beginning of year                                 $18.50         $17.41         $20.76         $19.86         $18.07
                                                    ------         ------         ------         ------         ------

INCOME FROM INVESTMENT
  OPERATIONS:
     Net investment income (loss)                     0.01          (0.03)         (0.07)         (0.09)         (0.06)
     Net realized and unrealized
       gain (loss) on investments                    (3.84)          1.66          (1.87)          1.94           2.65
                                                    ------         ------         ------         ------         ------
Total from investment operations                     (3.83)          1.63          (1.94)          1.85           2.59
                                                    ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
     From net realized gain                             --          (0.54)         (1.41)         (0.95)         (0.80)
                                                    ------         ------         ------         ------         ------
Net asset value, end of year                        $14.67         $18.50         $17.41         $20.76         $19.86
                                                    ------         ------         ------         ------         ------
                                                    ------         ------         ------         ------         ------
Total return                                        (20.75)%         9.59%         (9.87)%         9.60%         14.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)                   $12.9          $12.7          $10.6          $11.8           $9.8

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                                   2.48%          2.62%          2.48%          2.47%          2.70%
After fees waived and
  expenses absorbed                                   1.50%          1.50%          1.50%          1.50%          1.50%

RATIO OF NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                                  (1.01)%        (1.33)%        (1.35)%        (1.42)%        (1.60)%
After fees waived and
  expenses absorbed                                  (0.03)%        (0.21)%        (0.37)%        (0.45)%         0.40%

Portfolio turnover rate                              16.31%         14.64%         16.24%         19.32%         16.36%

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

 NOTE 1 - ORGANIZATION

The Women's Equity Mutual Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Fund began operations on October 1, 1993.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

   B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no income tax provision is required. The Fund has a tax year end of January 31. At March 31, 2003, the fund has a capital loss carryforward of $207,934 which expires in 2011.

   C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

   E. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
       Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended March 31, 2003, the Fund increased accumulated net investment income by $9,586, increased accumulated net realized loss on investments by $147,684 and decreased paid-in capital by $157,270 as a result of a net operating loss and other reclassifications. Net assets were not affected by this change.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  For the year ended March 31, 2003, Pro-Conscience Funds, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended March 31, 2003, the Fund incurred $125,638 in advisory fees.

  The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.50% of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. For the year ended March 31, 2003, the Advisor waived fees of $123,617. Boston Trust Investment Management, a Division of United States Trust Company of Boston, (the "Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bank, N.A., serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

         Under $15 million                $30,000
         $15 to $50 million               0.20% of average daily net assets
         $50 to $100 million              0.15% of average daily net assets
         $100 to $150 million             0.10% of average daily net assets
         Over $150 million                0.05% of average daily net assets

  For the year ended March 31, 2003, the Fund incurred $30,000 in administration fees.

  Quasar Distributors, LLC, (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

  Certain officers of the Trust are also officers and/or directors of the Administrator or Distributor.

 NOTE 4 - DISTRIBUTION PLAN

  The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the year ended March 31, 2003, pursuant to the plan, the Fund paid fees of $31,410 to the Advisor.

 NOTE 5 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the year ended March 31, 2003 was $5,001,746 and $1,965,074, respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 14, 2001, a distribution of $0.54 per share was declared. The dividend was paid on December 17, 2001, to shareholders of record on December 13, 2001. The tax character of distributions paid during the years ended March 31, 2002 and 2003 was as follows:

                                        2003           2002
                                        ----           ----
  Distributions paid from:
      Long-term capital gain             --          $339,943

  As of March 31, 2003, there were no distributable earnings on a tax basis.

                                   REPORT OF
                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF
  WOMEN'S EQUITY MUTUAL FUND
THE BOARD OF TRUSTEES OF
  PROFESSIONALLY MANAGED PORTFOLIOS

  We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Women's Equity Mutual Fund, a series of Professionally Managed Portfolios, as of March 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Women's Equity Mutual Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                       TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
MAY 2, 2003

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                              INDEPENDENT TRUSTEES
                              --------------------

                                      TERM OF        PRINCIPAL                         # OF FUNDS     OTHER
                         POSITION     OFFICE AND     OCCUPATION                        IN COMPLEX     DIRECTORSHIPS
NAME, AGE                HELD WITH    LENGTH OF      DURING PAST                       OVERSEEN BY    HELD BY
AND ADDRESS              THE TRUST    TIME SERVED    FIVE YEARS                        TRUSTEE        TRUSTEE
-----------              ---------    -----------    -----------                       -----------    -------------
Dorothy A. Berry         Chairman     Indefinite     Talon Industries                      17         Not
(Born 1943)              and          Term           (administrative,                                 Applicable
615 E. Michigan St.      Trustee                     management & business
Milwaukee, WI  53202                  Since          consulting); formerly
                                      May 1991       Chief Operating Officer,
                                                     Integrated Assets
                                                     Management (investment
                                                     advisor and manager) and
                                                     formerly President, Value
                                                     Line, Inc., (investment
                                                     advisory & financial
                                                     publishing firm).

Wallace L. Cook          Trustee      Indefinite     Retired; formerly Senior              17         Not
(Born 1939)                           Term           Vice President,                                  Applicable
615 E. Michigan St.                                  Rockefeller Trust Co.;
Milwaukee, WI  53202                  Since          Financial Counselor,
                                      May 1991       Rockefeller & Co.

Carl A. Froebel          Trustee      Indefinite     Private Investor;  formerly           17         Not
(Born 1938)                           Term           Managing Director,                               Applicable
615 E. Michigan St.                                  Premier Solutions, Ltd.;
Milwaukee, WI  53202                  Since          formerly President and
                                      May 1991       Founder, National Investor
                                                     Data Services, Inc.
                                                     (investment related
                                                     computer software).

Ashley T. Rabun          Trustee      Indefinite     Founder and Chief                     17         Trustee,
(Born 1952)                           Term           Executive Officer,                               E*TRADE
615 E. Michigan St.                                  InvestorReach, Inc.,
Milwaukee, WI  53202                  Since          (financial services
                                      May 2002       marketing and distribution
                                                     consulting);  formerly
                                                     Partner and Director,
                                                     Nicholas-Applegate
                                                     Capital Management,
                                                     (investment management).

Rowley W.P. Redington    Trustee      Indefinite     President; Intertech                  17         Not
(Born 1944)                           Term           Computer Services Corp.                          Applicable
615 E. Michigan St.                                  (consumer electronics and
Milwaukee, WI  53202                  Since          computer service and
                                      May 1991       marketing); formerly Vice
                                                     President, PRS of New
                                                     Jersey, Inc. (management
                                                     consulting), and Chief
                                                     Executive Officer, Rowley
                                                     Associates (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------
Steven J. Paggioli       Trustee      Indefinite     Consultant, U.S. Bancorp              17         Trustee,
(Born 1950)                           Term           Fund Services, LLC since                         Managers
915 Broadway                                         July, 2001; formerly                             Funds
New York, NY  10010                   Since          Executive Vice President,
                                      May 1991       Investment Company
                                                     Administration, LLC
                                                     ("ICA") (mutual fund
                                                     administrator and the
                                                     Fund's former administrator).

Robert M. Slotky         President    Indefinite     Vice President, U.S.                             Not
(Born 1947)                           Term           Bancorp Fund Services,                           Applicable
2020 E. Financial Way,                               LLC since July, 2001;
Suite 100                             Since          formerly, Senior Vice
Glendora, CA  91741                   August 2002    President, ICA (May
                                                     1997-July 2001); former
                                                     instructor of accounting
                                                     at California State
                                                     University-Northridge (1997).

Eric W. Falkeis          Treasurer    Indefinite     Vice President, U.S.                             Not
(Born 1973)                           Term           Bancorp Fund Services,                           Applicable
615 E. Michigan St.                                  LLC since 1997; Chief
Milwaukee, WI  53202                  Since          Financial Officer, Quasar
                                      August 2002    Distributors, LLC, since
                                                     2000.

Chad E. Fickett          Secretary    Indefinite     Compliance Administrator,                        Not
(Born 1973)                           Term           U.S. Bancorp Fund                                Applicable
615 E. Michigan St.                                  Services, LLC since
Milwaukee, WI  53202                  Since          July, 2000.
                                      March 2002

                                    Advisor
                           PRO-CONSCIENCE FUNDS, INC.
                         625 Market Street, 16th Floor
                            San Francisco, CA  94105
                                 (415) 547-9135
                                 (888) 552-9363

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 E. Michigan Street.
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45201

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701
                                 (866) 811-0221

                                    Auditors
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441